Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
PVH Associates Investment Plan [Member]
Risks and Uncertainties [Line Items]
Risks and Uncertainties

5. Risks and Uncertainties

The Plan invests in various investment securities, including the Company’s stock. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amount reported in the Statements of Net Assets Available for Benefits.